SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

19. SEGMENT INFORMATION

Prior to the acquisition of WWE, the Company operated as a single reportable segment. Subsequent to the acquisition of WWE and effective September 12, 2023, the Company identified two reportable segments: UFC and WWE, to align with how the Company’s chief operating decision maker (the “CODM”), the Chief Executive Officer, manages the businesses, evaluates financial results, and makes key operating decisions. The UFC segment consists entirely of the operations of the Company’s UFC business which was the sole reportable segment prior to the acquisition of WWE, while the WWE segment consists entirely of the operations of the WWE business acquired on September 12, 2023. Subsequent to the Endeavor Asset Acquisition and effective February 28, 2025, the Company identified three reportable segments: UFC, WWE and IMG to align with how the Company’s CODM manages the businesses, evaluates financial results, and makes key operating decisions. The IMG segment consists of the operations of the IMG Business and On Location.

The Company also reports the results for the “Corporate” group. The Corporate group reflects operations not allocated to the UFC or WWE segments and primarily consists of general and administrative expenses. As a result of the Endeavor Asset Acquisition, the Company determined that the operations of PBR would be included within the “Corporate” group which was renamed to “Corporate and Other”. The Corporate and Other group includes operations not allocated to the IMG segment which primarily consists of general and administrative expenses. These expenses largely relate to corporate activities, including information technology, facilities, legal, human resources, finance, accounting, treasury, investor relations, corporate communications, community relations and compensation to TKO’s management and board of directors, which support all reportable segments. Corporate and Other expenses also include service fees paid by the Company to EGH and its subsidiaries related to certain corporate activities as well as certain revenue generating activities under the Services Agreement. On the closing date of the Endeavor Asset Acquisition, the Services Agreement between EGH and TKO OpCo was terminated and the Transition Services Agreement was entered into between the EGH Parties, TWI and the TKO Parties.

As disclosed within Note 2, Summary of Significant Accounting Policies, the historical financial data presented within includes the recast combined results of TKO and the Acquired Businesses for all periods presented. All prior period amounts related to the segment change have been retrospectively reclassified to conform to the new presentation. Within these recast combined financial statements, for accounting periods prior to the acquisition of WWE, the Company presents two reportable segments: UFC and IMG. For the accounting period subsequent to the acquisition of WWE and effective September 12, 2023, the Company presents three reportable segments: UFC, WWE and IMG.

The profitability measure employed by the Company’s CODM for allocating resources and assessing operating performance is Adjusted EBITDA. The Company defines Adjusted EBITDA as net income, excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger and acquisition costs, certain legal costs, restructuring, severance and impairment charges, and certain other items when applicable. Adjusted EBITDA includes amortization expenses directly related to supporting the operations of the Company’s segments, including content production asset amortization. The Company’s CODM considers budget-to-actual and quarter-over-quarter variances when making decisions about allocating capital and personnel to the segments. The Company believes the presentation of Adjusted EBITDA is relevant and useful for investors because it allows investors to view the Company’s segment performance in the same manner as the Company’s CODM to evaluate segment performance and make decisions about allocating resources. Additionally, the Company believes that Adjusted EBITDA is a primary measure used by media investors, analysts and peers for comparative purposes.

The Company does not disclose assets by segment information. The Company does not provide assets by segment information to the Company’s CODM, as that information is not typically used in the determination of resource allocation and assessing business performance of each reportable segment. A significant portion of the Company’s assets following the Transactions represent goodwill and intangible assets arising from the Transactions.

The following tables present summarized financial information for each of the Company’s reportable segments (in thousands):

UFC

	Year Ended December 31,
	2024	2023	2022
Revenue	$1,406,241	$1,292,201	$1,140,147
Direct operating costs (1)	430,223	383,388	325,586
Selling, general and administrative expenses (1)	175,024	153,149	133,932
Adjusted EBITDA	800,994	755,664	680,629

WWE

	Year Ended December 31,
	2024	2023	2022
Revenue	$1,398,100	$382,767	$—
Direct operating costs (1)	426,900	125,685	—
Selling, general and administrative expenses (1)	290,032	94,101	—
Adjusted EBITDA	681,168	162,981	—

IMG

	Year Ended December 31,
	2024	2023	2022
Revenue	$1,970,232	$1,437,110	$1,424,985
Direct operating costs (1)	1,644,187	986,151	968,023
Selling, general and administrative expenses (1)	374,013	329,812	284,565
Adjusted EBITDA	(47,968)	121,147	172,397

(1)
Direct operating costs and selling, general and administrative expenses included in the measure of Adjusted EBITDA for each segment exclude reconciling items included in the reconciliation of segment profitability below.

Revenue

	Year Ended December 31,
	2024	2023	2022
UFC	$1,406,241	$1,292,201	$1,140,147
WWE	1,398,100	382,767	—
IMG	1,970,232	1,437,110	1,424,985
Total combined revenue from reportable segments	4,774,573	3,112,078	2,565,132
Corporate and Other	170,273	131,987	120,006
Eliminations	(60,605)	(19,269)	(11,106)
Total revenue	$4,884,241	$3,224,796	$2,674,032

Reconciliation of segment profitability

	Year Ended December 31,
	2024	2023	2022
UFC	$800,994	$755,664	$680,629
WWE	681,168	162,981	—
IMG	(47,968)	121,147	172,397
Total combined adjusted EBITDA from reportable segments	1,434,194	1,039,792	853,026
Corporate and Other	(352,263)	(192,019)	(125,197)
Total combined adjusted EBITDA	1,081,931	847,773	727,829
Reconciling items:
Equity earnings of affiliates	(4,461)	(9,212)	(7,388)
Interest expense, net	(235,792)	(229,605)	(134,084)
Depreciation and amortization	(457,925)	(224,051)	(133,619)
Equity-based compensation expense (1)	(103,466)	(64,512)	(31,598)
Merger acquisition and earn-out costs (2)	(21,173)	(85,474)	(9,486)
Certain legal costs (3)	(401,062)	(38,721)	(12,781)
Restructuring, severance and impairment (4)	(45,674)	(48,416)	(109)
Debt transaction costs (5)	(16,230)	—	—
Foreign exchange (losses) and gains (6)	(9,939)	14,811	(33,399)
Other adjustments (7)	3,586	4,390	2,720
(Loss) income before income taxes and equity earnings of affiliates	$(210,205)	$166,983	$368,085
(1)
Equity-based compensation represents non-cash compensation expense for awards issued under EGH’s 2021 Plan subsequent to its April 28, 2021 IPO, for the Replacement Awards and for awards issued under the 2023 Incentive Award Plan. For the year ended December 31, 2024, equity-based compensation includes $17.7 million of expense associated with certain services provided by an independent contractor in the WWE segment. For the year ended December 31, 2024 and 2023, equity-based compensation includes $3.3 million and $19.9 million, respectively, of expense associated with accelerated vesting of the Replacement Awards related to the workforce reduction of certain employees in the WWE segment and Corporate and Other.
(2)
Includes (i) certain costs of professional fees and bonuses related to the Transactions and payable contingent on the closing of the Transactions primarily incurred during the year ended December 31, 2023 and (ii) certain costs of professional advisors related to other strategic transactions, primarily the Endeavor Asset Acquisition, incurred during the year ended December 31, 2024. Includes fair value adjustments for contingent consideration liabilities of $9.2 million related to Acquired Businesses for the year ended December 31, 2022.
(3)
Includes costs related to certain litigation matters including antitrust lawsuits for UFC and WWE and matters where Mr. McMahon has agreed to make future payments to certain counterparties personally. For the year ended December 31, 2024, these costs include settlement charges of $375.0 million regarding the UFC antitrust lawsuit, as described in Note 21, Commitments and Contingencies. For the year ended December 31, 2023, these costs included the settlement of a WWE antitrust matter for $20.0 million.
(4)
Includes costs resulting from the Company’s cost reduction program during the years ended December 31, 2024 and 2023, as described in Note 17, Restructuring Charges. Additionally, this amount includes impairment charges of $27.9 million during the year ended December 31, 2024, as a result of reducing the carrying value of WWE assets held for sale to their fair value less cost to sell, as described in Note 5, Supplementary Data and $21.5 million during the year ended December 31, 2023 as described in Note 6, Goodwill and Intangible Assets.
(5)
For the year ended December 31, 2024, the Company incurred certain costs associated with the Credit Agreement Amendment, as described in Note 8, Debt.
(6)
Includes gains and losses related to foreign exchange transactions.
(7)
For the year ended December 31, 2024, other adjustments were comprised primarily of gains of approximately $3.2 million related to the change in the fair value of embedded foreign currency derivatives, partially offset by losses of $0.3 million related to the change in the fair value of forward foreign exchange contracts and $1.1 million on the disposal of assets. For the year ended December 31, 2023, other adjustments were comprised primarily of gains of approximately $3.2 million related to the change in the fair value of forward foreign exchange contracts and gains of $1.7 million related to the change in the fair value of embedded foreign currency derivatives, partially offset by losses of $1.4 million on the disposal of assets. For the year ended December 31, 2022, other adjustments were comprised primarily of by a non-operating gain of $5.8 million partially offset by losses of $2.2 million related to the change in the fair value of forward foreign exchange contracts and losses of $0.4 million related to the change in the fair value of embedded foreign currency derivatives.

Geographic information

Revenue by major geographic region is based upon the geographic location of where our revenue is generated. The information below summarizes our revenue by geographic area:

	Year Ended December 31,
	2024	2023	2022
North America	$2,999,284	$2,096,314	$1,775,590
Europe/Middle East/Africa	1,459,627	767,887	590,837
Asia Pacific	337,522	285,692	217,256
Latin America	87,808	74,903	90,349
Total revenue	$4,884,241	$3,224,796	$2,674,032

The Company's property, buildings and equipment were almost entirely located in the United States at December 31, 2024 and 2023.